Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended	107 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000008885 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Fund (Class NAV/JHCDX)
Average Annual Return, Percent	3.19%	(0.73%)			1.68%
C000008886 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Bond Fund (Class 1/JICDX)
Average Annual Return, Percent	3.13%	(0.78%)			1.62%
C000073278 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Mid Value Fund (Class NAV/JMVNX)
Average Annual Return, Percent	4.79%	14.09%			10.56%
C000095456 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Fund (Class NAV/JCAVX)
Average Annual Return, Percent	10.86%	10.79%			11.12%
C000173477 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Strategic Equity Allocation Fund (Class NAV)
Average Annual Return, Percent	15.11%	7.64%	6.99%
C000173478 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Sector Rotation Fund (Class NAV)
Average Annual Return, Percent	15.32%	14.05%		14.09%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.68%)			1.80%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.84%	14.11%			13.98%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	15.88%	14.74%		14.98%	14.60%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	15.42%	8.94%	8.01%
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Average Annual Return, Percent	10.79%	8.55%			9.57%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Average Annual Return, Percent	8.24%	12.86%			9.45%